Divestiture and discontinued operations (Tables)	12 Months Ended
Dec. 31, 2022
Discontinued Operations and Disposal Groups [Abstract]
Divestiture and Discontinued Operations - Schedule of Schedule of Disposal Groups Including Discontinued Operations

The table below shows the reconciliation of the carrying amounts of major classes of assets and liabilities of the discontinued operations to the total assets and liabilities classified as held for sale and presented separately in the balance sheet as at December 31, 2021.

As at December 31,
USD'000	2021
ASSETS
Current assets
Cash and cash equivalents	48
Trade accounts receivable	258
Allowance for doubtful accounts	-
Other accounts receivable	24
Prepaid expenses	237
Other current assets	122
Total current assets held for sale	689

Noncurrent assets
Deferred income tax assets	5
Property, plant and equipment net of accumulated depreciation	15
Intangible assets, net of accumulated amortization	9,081
Operating lease ROU assets	766
Goodwill	22,524
Other noncurrent assets	-
Total noncurrent assets held for sale	32,391
TOTAL ASSETS HELD FOR SALE	33,080

LIABILITIES
Current liabilities
Trade creditors	1,189
Other accounts payable	473
Notes payable	2,044
Deferred revenue, current	396
Operating leases	355
Current portion of obligations under capital leases	-
Income tax payable	-
Other current liabilities	110
Total current liabilities held for sale	4,567

Noncurrent liabilities
Deferred revenue, noncurrent	-
Indebtedness to related parties, noncurrent	2,395
Capital leases	-
Operating leases	411
Employee benefit plan obligation	-
Deferred income tax liability	2,906
Total noncurrent liabilities held for sale	5,712
TOTAL LIABILITIES HELD FOR SALE	10,279

The table below shows the reconciliation of the major classes of line items constituting income / (loss) on discontinued operations to the income / (loss) on discontinued operations reported in discontinued operations in the income statement:

	12 months ended December 31,
USD'000	2022	2021
Net sales from discontinued operations	1,805	4,612
Cost of sales from discontinued operations	(978)	(2,976)
Gross profit from discontinued operations	827	1,636

Research & development expenses	(574)	(1,389)
Selling & marketing expenses	(329)	(1,115)
General & administrative expenses	(2,293)	(4,660)

Non-operating income	1,076	6,129
Non-operating expenses	(3,154)	(1,329)
Loss on disposal of a business	(15,026)	-
Total operating and non-operating expenses from discontinued operations	(20,300)	(2,364)
Income / (loss) from discontinued operations before income tax	(19,473)	(728)

Income tax (expense) / recovery from discontinued operations	25	106
Income / (loss) on discontinued operations	(19,448)	(622)
Less: Net income on discontinued operations attributable to noncontrolling interests	(1,531)	-
Net income / (loss) on discontinued operations attributable to WISeKey International Holding AG	(17,917)	(622)

The depreciation charge from discontinued operations for the year ended December 31, 2021 was USD 21,680. In line with ASC 205, the depreciation of property, plant and equipment from discontinued operations stopped on the day that they qualified as held for sale, i.e., March 16, 2022. The depreciation charge from discontinued operations recorded in the year ended December 31, 2022 was USD 3,528.

The amortization charge from discontinued operations for the year ended December 31, 2021 was USD 408,728. In line with ASC 205, the amortization of intangible assets from discontinued operations stopped on the day that they qualified as held for sale. As a result, we did not record any amortization charge from discontinued operations after March 16, 2022. The amortization charge from discontinued operations recorded in the year ended December 31, 2022 was USD 86,880.

In the previous annual report, the results of the discontinued operations were included in the AI segment.

The table below shows the total operating, investing and financing cash flows of the discontinued operation:

	12 months ended December 31,
USD'000	2022	2021
Net cash provided by (used in) operating activities	(1,733)	(3,567)
Net cash provided by (used in) investing activities	-	-
Net cash provided by (used in) financing activities	1,795	3,153